Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration and Evaluation Assets
Schedule of exploration and evaluation assets at the Stibnite Gold Project

	December 31,		December 31,
	2019	Additions	2020
Acquisition Costs
Interest on notes payable	$116,546	$—	$116,546
Mineral claims	83,828,533	490,495	84,319,028
Royalty interest	1,026,750	—	1,026,750
Sale of royalty interest	(13,548,460)	—	(13,548,460)
Balance	$71,423,369	$490,495	$71,913,864

	December 31,		December 31,
	2018	Additions	2019
Acquisition Costs
Interest on notes payable	$116,546	$—	$116,546
Mineral claims	83,538,047	290,486	83,828,533
Royalty interest	1,026,750	—	1,026,750
Sale of royalty interest	(13,548,460)	—	(13,548,460)
Balance	$71,132,883	$290,486	$71,423,369